SECURED PROMISSORY NOTE (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt Conversions

The following table provides a summary of the activity of the Company's secured notes:

	Global Ichiban	St. George	BD1	Total
Secured Notes Principal Balance at January 1, 2020	5,012,897	2,160,000	—	$7,172,897
New notes	6,400,000	—	—	6,400,000
Note conversions	(600,000)	—	—	(600,000)
Note Assignments	—	(2,160,000)	2,160,000	—
Notes Exchanged	(5,012,897)	—	(2,160,000)	(7,172,897)
Secured Notes Principal Balance at December 31, 2020	5,800,000	—	—	5,800,000
Less: remaining discount	(394,363)	—	—	(394,363)
Secured Notes, net of discount, at December 31, 2020	5,405,637	—	—	5,405,637
New notes		—	—	—
Note conversions	(5,800,000)	—	—	(5,800,000)
Secured Notes Principal Balance at December 31, 2021	$—	$—	$—	$—

During September 2020, a number of the Company’s investors entered into assignment agreements to sell their existing debt to BD1. Refer to Notes 9, 10, and 11, for more information. The assignments did not change the terms of the notes, and transferred ownership of the following debts:

	Principal Converted	Interest Converted	Footnote Reference
St George	$2,160,000	$417,000	Note 9
Investor 1	495,000	187,000	Note 10
Investor 2	650,000	86,000	Note 10
October 2016 Note	330,000	79,000	Note 11
St George	618,000	—	Note 11
Baybridge	941,000	152,000	Note 11
Bellridge	451,000	121,000	Note 11
Power Up	107,000	16,000	Note 11
Widjaja	330,000	68,000	Note 11
GS Capital	170,000	19,000	Note 11
Total	$6,252,000	$1,145,000